Contingencies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011
Property And Casualty Group [Member]
Contingencies (Textual) [Abstract]
Increase in asbestos and environmental reserves	$ 50	$ 50
Liability for asbestos and environmental reserves		454
Reinsurance recoverables on asbestos and environmental reserves, net of allowance		92
Former Railroad And Manufacturing Operations [Member]
Contingencies (Textual) [Abstract]
Increase in environmental and other reserves	9	9
GAFRI [Member]
Contingencies (Textual) [Abstract]
Liability for environmental and other claims		8
American Premier and Its Subsidiaries [Member]
Contingencies (Textual) [Abstract]
Liability for environmental and other claims		$ 84